SUMMARY OF CONDENSED STATEMENTS OF COMPREHENSIVE OR LOSS OF THE PARENT COMPANY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operation expense
Sales and marketing	$ 17,048	¥ 121,039	¥ 214,783	¥ 296,049
General and administrative	17,036	120,951	145,857	226,110
Total operating expenses	103,625	735,726	1,254,280	2,192,425
Share of income/(loss) of subsidiaries and VIEs	(1,025)	(7,276)	(7,051)	(16,237)
Foreign exchange loss	(950)	(6,743)	(15,697)	(1,300)
Other non-operating income/(expense), net	(339)	(2,405)	2,072	112,909
Total Income/(loss) before tax		(149,993)	(106,548)	209,022
Net income/(loss)	(23,258)	(165,120)	(138,390)	132,284
Net income/(loss) attributable to ordinary shareholders	(23,259)	(165,129)	(138,173)	131,966
Other comprehensive income
Foreign currency translation adjustment	3,124	22,178	78,777	(25,116)
Total comprehensive income/(loss) attributable to YUNJI INC.	$ (20,135)	(142,951)	(59,396)	106,850
Parent Company [Member]
Operation expense
Sales and marketing				(2,052)
General and administrative		(8,557)	(10,706)	(17,632)
Total operating expenses		(8,557)	(10,706)	(19,684)
Share of income/(loss) of subsidiaries and VIEs		(151,117)	(115,080)	167,444
Financial expense, net		(518)	(12,283)	(15,883)
Foreign exchange loss			(134)	(466)
Other non-operating income/(expense), net		(4,232)	30	555
Total Income/(loss) before tax		(164,424)	(138,173)	131,966
Equity in loss of affiliates, net of tax		(705)
Net income/(loss)		(165,129)	(138,173)	131,966
Net income/(loss) attributable to ordinary shareholders		(165,129)	(138,173)	131,966
Other comprehensive income
Foreign currency translation adjustment		24,673	134,143	35,433
Total comprehensive income/(loss) attributable to YUNJI INC.		¥ (140,456)	¥ (4,030)	¥ 167,399